Other investments (Tables)	6 Months Ended
Jun. 30, 2018
Other investments
end of	2Q18	1Q18	4Q17
Other investments (CHF million)
Equity method investments	2,989	2,938	3,066
Equity securities (without a readily determinable fair value) [1]	1,193	1,092	1,292
of which at net asset value	601	624	742
of which at measurement alternative	187	193	175
of which at fair value	193	66	161
of which at cost less impairment	212	209	214
Real estate held-for-investment [2]	173	187	232
Life finance instruments [3]	1,271	1,270	1,374
Total other investments	5,626	5,487	5,964
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 2Q18, 1Q18 and 4Q17, real estate held for investment included foreclosed or repossessed real estate of CHF 10 million, CHF 22 million and CHF 41 million, respectively, all related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative – impairments and adjustments
in / end of	2Q18	Cumulative
Impairments and adjustments (CHF million)
Impairments and downward adjustments	0	(3)

Bank
Other investments
end of	6M18	2017
Other investments (CHF million)
Equity method investments	2,949	3,027
Equity securities (without a readily determinable fair value) [1]	1,184	1,283
of which at net asset value	593	734
of which at measurement alternative	187	175
of which at fair value	193	161
of which at cost less impairment	211	213
Real estate held-for-investment [2]	150	209
Life finance instruments [3]	1,271	1,374
Total other investments	5,554	5,893
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 6M18 and 2017, real estate held for investment included foreclosed or repossessed real estate of CHF 10 million and CHF 41 million, respectively, all related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative – impairments and adjustments
in / end of	6M18	Cumulative
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(3)	(3)